UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tiger Global Management, L.L.C.

Address:  101 Park Avenue, 48th Floor
          New York, New York 10178


13F File Number: 28-10100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles P. Coleman III
Title:  Managing Member
Phone:  212-984-2500


Signature, Place and Date of Signing:

/s/ Charles P. Coleman III       New York, New York         February 14, 2011
--------------------------     ------------------------    --------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       30

Form 13F Information Table Value Total:       $3,716,786
                                             (thousands)


List of Other Included Managers:  NONE



                                                                FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS      SOLE     SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- -------- ---------   --------  -------- -------
AMAZON COM INC                 COM              023135106   180000  1000000 SH       SOLE      NONE       1000000
APPLE INC                      COM              037833100   365300  1132504 SH       SOLE      NONE       1132504
BAIDU INC                      SPON ADR REP A   056752108    53188   551000 SH       SOLE      NONE        551000
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109   213441  6307344 SH       SOLE      NONE       6307344
COMMSCOPE INC                  COM              203372107    11069   354541 SH       SOLE      NONE        354541
COMPANIA CERVECERIAS UNIDAS    SPONSORED ADR    204429104    29535   489396 SH       SOLE      NONE        489396
CTRIP COM INTL LTD             AMERICAN DEP SHS 22943F100    53232  1316000 SH       SOLE      NONE       1316000
DIRECTV                        COM CL A         25490A101   252573  6325400 SH       SOLE      NONE       6325400
DISCOVERY COMMUNICATNS NEW     COM SER C        25470F302   147182  4011499 SH       SOLE      NONE       4011499
DUOYUAN GLOBAL WTR INC         SPONSORED ADR    266043108    14941  1170000 SH       SOLE      NONE       1170000
ELECTRONIC ARTS INC            COM              285512109   131040  8000000 SH       SOLE      NONE       8000000
ELECTRONIC ARTS INC            COM              285512109    99918  6100000     CALL SOLE      NONE       6100000
GENPACT LIMITED                SHS              G3922B107    63822  4198790 SH       SOLE      NONE       4198790
IAC INTERACTIVECORP            COM PAR $.001    44919P508    27179   947000 SH       SOLE      NONE        947000
LIBERTY GLOBAL INC             COM SER A        530555101   235808  6665000 SH       SOLE      NONE       6665000
LIBERTY GLOBAL INC             COM SER C        530555309    37679  1111800 SH       SOLE      NONE       1111800
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302   223435  3571538 SH       SOLE      NONE       3571538
LIVE NATION ENTERTAINMENT IN   COM              538034109   136473 11950393 SH       SOLE      NONE      11950393
LONGTOP FINL TECHNOLOGIES LT   ADR              54318P108    93596  2586953 SH       SOLE      NONE       2586953
MAKEMYTRIP LIMITED MAURITIUS   SHS              V5633W109   111627  4129760 SH       SOLE      NONE       4129760
MASTERCARD INC                 CL A             57636Q104   157549   703000 SH       SOLE      NONE        703000
MERCADOLIBRE INC               COM              58733R102   218166  3273552 SH       SOLE      NONE       3273552
POWER ONE INC NEW              COM              73930R102     8905   873000 SH       SOLE      NONE        873000
PRICELINE COM INC              COM  NEW         741503403   182395   456500 SH       SOLE      NONE        456500
RUBICON TECHNOLOGY INC         COM              78112T107     4216   200000 SH       SOLE      NONE        200000
SEARS HLDGS CORP               COM              812350106    18438   250000 SH       SOLE      NONE        250000
TRANSDIGM GROUP INC            COM              893641100    97466  1353500 SH       SOLE      NONE       1353500
VIACOM INC NEW                 CL B             92553P201   294976  7447000 SH       SOLE      NONE       7447000
VISA INC                       COM CL A         92826C839   144279  2050000 SH       SOLE      NONE       2050000
XEROX CORP                     COM              984121103   109359  9493000 SH       SOLE      NONE       9493000